Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounting Policies [Abstract]
Cash and cash equivalents	¥ 4,996,353	$ 703,722	¥ 2,801,299		¥ 4,236,501
Restricted cash	131,794	18,563	14,175		95,055
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	¥ 5,128,147	$ 722,285	¥ 2,815,474	$ 396,552	¥ 4,331,556	¥ 1,769,148